Loans Receivable From Independent Contractors (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 item	Dec. 31, 2013
Independent Contractor Operations [Line Items]
Independent contractors with sublicenses	68
Maximum exposure to loss from arrangements with independent contractors	$ 1.6	$ 1.5
Days contracts may be cancelled with written notice	90 days
Maximum [Member]
Independent Contractor Operations [Line Items]
Percentage of labor sales	32.00%
Interest rates on loans	8.00%
Terms of the loans to independent contractors, years	5 years 4 months 24 days
Minimum [Member]
Independent Contractor Operations [Line Items]
Percentage of labor sales	27.00%
Interest rates on loans	0.00%
Terms of the loans to independent contractors, years	2 months 15 days